Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
Accounts receivable	58,223,168	56,147,676
Less: Allowance for credit losses	(2,680,151)	(49,838,198)
	$55,543,017	$6,309,476

The Group adopted ASU 2016-13 from January 1, 2023 using modified-retrospective transition approach with a cumulative-effect adjustment to shareholders’ equity amounting to $5,888,082 recognized as of January 1, 2023. The Group recorded recoveries of credit losses of $5,108,723 for the year ended December 31, 2023. For the year ended December 31, 2024, the Group recorded credit losses of $2,053,698. For the year ended December 31, 2025, the Group recorded credit losses of $45,776,123.